Label	Element	Value
Mairs & Power Minnesota Municipal Bond ETF | State of Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.90%
Mairs & Power Minnesota Municipal Bond ETF | County of Hennepin MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Mairs & Power Minnesota Municipal Bond ETF | South Washington County Independent School District No 833/MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Mairs & Power Minnesota Municipal Bond ETF | Minnesota Health & Education Facilities Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Mairs & Power Minnesota Municipal Bond ETF | County of Ramsey MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Mairs & Power Minnesota Municipal Bond ETF | Mankato Independent School District No 77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Mairs & Power Minnesota Municipal Bond ETF | Minneapolis Special School District No 1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Mairs & Power Minnesota Municipal Bond ETF | State of Minnesota Department of Iron Range Resources & Rehabilitation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Mairs & Power Minnesota Municipal Bond ETF | University of Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Mairs & Power Minnesota Municipal Bond ETF | City of Bloomington MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Mairs & Power Minnesota Municipal Bond ETF | AAA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	35.10%
Mairs & Power Minnesota Municipal Bond ETF | AA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	47.40%
Mairs & Power Minnesota Municipal Bond ETF | A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
Mairs & Power Minnesota Municipal Bond ETF | BBB & Lower [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Mairs & Power Minnesota Municipal Bond ETF | Not Rated [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Equivalent [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Mairs & Power Minnesota Municipal Bond ETF | Municipal Bonds_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.30%
Mairs & Power Minnesota Municipal Bond ETF | Money Market Funds_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%